Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Consumer CLEC Business
Summary Of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

Note 3. Summary of Significant Accounting Policies

        Use of Estimates—The preparation of financial statements, in accordance with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. The estimates and assumptions used in the accompanying financial statements are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results may differ from the estimates and assumptions used in preparing the accompanying financial statements, and such differences could be material.

        Accounts Receivable—Accounts receivable consist of trade receivables from customers and are generally unsecured and due within 30 days. Expected credit losses related to trade accounts receivable are recorded as an allowance for doubtful accounts in the accompanying Statements of Assets Contributed and Liabilities Assumed. In establishing the allowance for doubtful accounts, management considers a number of factors, including historical collection experience, aging of the accounts receivable balances and current economic conditions. When internal collection efforts on accounts have been exhausted, the accounts are written off by reducing the allowance for doubtful accounts. The provision for doubtful accounts, which is included in cost of service, was $83,000 and $149,000 for the three-months ended March 31, 2015 and 2014, respectively. Concentration of credit risk with respect to accounts receivable is limited because a large number of geographically diverse customers make up the consumer CLEC customer base. Due to varying customer billing cycle cut-off, management must estimate service revenues earned but not yet billed at the end of each reporting period. Included in accounts receivable are unbilled receivables related to communications services and product sales of $84,000, and $94,000 at March 31, 2015 and December 31, 2014, respectively.

        Customer List Intangible Assets—Windstream acquired certain consumer CLEC operations and customers through various acquisitions completed prior to 2011. In connection with the purchase price allocation for these acquisitions, Windstream recorded the estimated fair value of consumer CLEC customer list intangible assets at the dates of acquisition. The customer list intangible assets are presented in the financial statements at cost less accumulated amortization and are amortized using the sum-of-the-digits method over their estimated useful lives.

        Income Taxes—The operations of the Consumer CLEC Business have historically been included in Windstream's federal and state income tax returns and all income tax liabilities have been paid by Windstream. Income tax information included in the financial statements is presented on a separate tax return basis. Management believes that the assumptions and estimates used to determine the tax amounts are reasonable. However, the financial statements herein may not necessarily reflect the income tax liabilities or future income tax payments if the Consumer CLEC Business had been operated as a stand-alone business during the periods presented.

        Deferred income taxes are recognized in accordance with guidance on accounting for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax balances are adjusted to reflect tax rates based on currently enacted tax laws, which will be in effect in the years in which the temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period of the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized.

        Revenue Recognition—Service revenues are primarily derived from providing access to or usage of leased networks and facilities. Service revenues are recognized over the period that the corresponding services are rendered to customers. Revenues derived from other telecommunications services, including broadband, long distance and enhanced service revenues are recognized monthly as services are provided. Sales of customer premise equipment and modems are recognized when products are delivered to and accepted by customers.

        Recently Issued Accounting Standards—In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers ("ASU 2014-09"). The standard outlines a single comprehensive revenue recognition model for entities to follow in accounting for revenue from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity should recognize revenue for the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive for those goods or services. ASU 2014-09 is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. Early adoption is not permitted. Management is in the process of determining the method of adoption and assessing the impact of the ASU on the consumer CLEC financial statements.

        Subsequent Events—The accompanying financial statements of the Consumer CLEC Business are derived from the consolidated financial statements of Windstream, which issued its interim unaudited consolidated financial statements as of and for the quarterly period ended March 31, 2015 on May 7, 2015. Accordingly, management has evaluated transactions for consideration as recognized subsequent events in the accompanying financial statement through the date of May 7, 2015. In addition, management has evaluated transactions that occurred as of the issuance of these financial statements on May 13, 2015 for purposes of disclosure of unrecognized subsequent events. See Note 7 for additional disclosures related to subsequent events.

3. Summary of Significant Accounting Policies:

        Use of Estimates—The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. The estimates and assumptions used in the accompanying financial statements are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results may differ from the estimates and assumptions used in preparing the accompanying financial statements, and such differences could be material.

        Accounts Receivable—Accounts receivable consist of trade receivables from customers and are generally unsecured and due within 30 days. Expected credit losses related to trade accounts receivable are recorded as an allowance for doubtful accounts in the accompanying Statements of Assets Contributed and Liabilities Assumed. In establishing the allowance for doubtful accounts, management considers a number of factors, including historical collection experience, aging of the accounts receivable balances and current economic conditions. When internal collection efforts on accounts have been exhausted, the accounts are written off by reducing the allowance for doubtful accounts. The provision for doubtful accounts, which is included in cost of service, was $487, $610 and $1,166 for the years ended December 31, 2014, 2013 and 2012, respectively. Concentration of credit risk with respect to accounts receivable is limited because a large number of geographically diverse customers make up the consumer CLEC customer base. Due to varying customer billing cycle cut-off, management must estimate service revenues earned but not yet billed at the end of each reporting period. Included in accounts receivable are unbilled receivables related to communications services and product sales of $94, and $111 at December 31, 2014 and 2013, respectively.

        Customer List Intangible Assets—Windstream acquired certain consumer CLEC operations and customers through various acquisitions completed prior to 2011. In connection with the purchase price allocation for these acquisitions, Windstream recorded the estimated fair value of consumer CLEC customer list intangible assets at the dates of acquisition. The customer list intangible assets are presented in the financial statements at cost less accumulated amortization and are amortized using the sum-of-the-digits method over their estimated useful lives.

        Income Taxes—The operations of the consumer CLEC business have historically been included in Windstream's federal and state income tax returns and all income tax liabilities have been paid by Windstream. Income tax information included in the financial statements is presented on a separate tax return basis. Management believes that the assumptions and estimates used to determine the tax amounts are reasonable. However, the financial statements herein may not necessarily reflect the income tax liabilities or future income tax payments if the consumer CLEC business had been operated as a stand-alone business during the periods presented.

        Deferred income taxes are recognized in accordance with guidance on accounting for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax balances are adjusted to reflect tax rates based on currently enacted tax laws, which will be in effect in the years in which the temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period of the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized.

        Revenue Recognition—Service revenues are primarily derived from providing access to or usage of leased networks and facilities. Service revenues are recognized over the period that the corresponding services are rendered to customers. Revenues derived from other telecommunications services, including broadband, long distance and enhanced service revenues are recognized monthly as services are provided. Sales of customer premise equipment and modems are recognized when products are delivered to and accepted by customers.

        Recently Issued Accounting Standards—In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers ("ASU 2014-09"). The standard outlines a single comprehensive revenue recognition model for entities to follow in accounting for revenue from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity should recognize revenue for the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive for those goods or services. ASU 2014-09 is effective for annual periods beginning after December 15, 2016 and interim periods within those annual periods. Early adoption is not permitted. Management is in the process of determining the method of adoption and assessing the impact of the ASU on the consumer CLEC financial statements.

        Subsequent Events—The accompanying financial statements of the consumer CLEC business are derived from the consolidated financial statements of Windstream, which issued its annual consolidated financial statements on February 24, 2015. Accordingly, management has evaluated transactions for consideration as recognized subsequent events in these financial statements through the date of February 24, 2015. In addition, management has evaluated transactions that occurred as of the issuance of these financial statements, March 12, 2015, for purposes of disclosure of unrecognized subsequent events. No additional disclosures are required other than those matters that are reflected within these financial statements.

Distribution Systems
Summary Of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

        Use of Estimates—The preparation of financial statements, in accordance with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and disclosure of contingent assets and liabilities. The estimates and assumptions used in the accompanying financial statement are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statement. Actual results may differ from the estimates and assumptions used in preparing the accompanying financial statement, and such differences could be material.

        Property, Plant and Equipment—Property, plant and equipment are stated at original cost, less accumulated depreciation. Property, plant and equipment consists of land and central office buildings, copper and fiber optic cable lines, telephone poles, underground conduits, concrete pads, pedestals, guy wires, anchors, and attachment hardware. The costs of additions, replacements, substantial improvements and extension of the network to the customer premise, including related labor costs, are capitalized, while the costs of maintenance and repairs are expensed as incurred. Interest costs incurred in connection with the acquisition or construction of plant assets are capitalized and included in the cost of the asset.

        Certain property, plant and equipment is depreciated using a group composite depreciation method. Under this method, when property is retired, the original cost, net of salvage value, is charged against accumulated depreciation and no immediate gain or loss is recognized on the disposition of the property. For all other property, depreciation is computed using the straight-line method over the estimated useful life of the respective property, and when the property is retired or otherwise disposed of, the related cost and accumulated depreciation are written-off, with the corresponding gain or loss reflected in operating results.

        Impairment of Long-Lived Assets—Management reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable from future, undiscounted net cash flows expected to be generated by the asset group. If the asset group is not fully recoverable, an impairment loss would be recognized for the difference between the carrying value of the asset group and its estimated fair value based on discounted net future cash flows.

        Subsequent Events—The accompanying balance sheets are derived from the consolidated financial statements of Windstream, which issued its interim unaudited consolidated financial statements as of and for the quarterly period ended March 31, 2015 on May 7, 2015. Accordingly, management has evaluated transactions for consideration as recognized subsequent events in the accompanying financial statement through the date of May 7, 2015. In addition, management has evaluated transactions that occurred as of the issuance of these financial statements on May 13, 2015 for purposes of disclosure of unrecognized subsequent events. No additional disclosures are required other than those matters that are reflected within this financial statement.

3. Summary of Significant Accounting Policies:

        Use of Estimates—The preparation of financial statements, in accordance with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and disclosure of contingent assets and liabilities. The estimates and assumptions used in the accompanying financial statement are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statement. Actual results may differ from the estimates and assumptions used in preparing the accompanying financial statement, and such differences could be material.

        Property, Plant and Equipment—Property, plant and equipment are stated at original cost, less accumulated depreciation. Property, plant and equipment consists of land and central office buildings, copper and fiber optic cable lines, telephone poles, underground conduits, concrete pads, pedestals, guy wires, anchors, and attachment hardware. The costs of additions, replacements, substantial improvements and extension of the network to the customer premise, including related labor costs, are capitalized, while the costs of maintenance and repairs are expensed as incurred. Interest costs incurred in connection with the acquisition or construction of plant assets are capitalized and included in the cost of the asset.

        Certain property, plant and equipment is depreciated using a group composite depreciation method. Under this method, when plant is retired, the original cost, net of salvage value, is charged against accumulated depreciation and no immediate gain or loss is recognized on the disposition of the property. For all other property, depreciation is computed using the straight-line method over the estimated useful life of the respective property, and when the property is retired or otherwise disposed of, the related cost and accumulated depreciation are written-off, with the corresponding gain or loss reflected in operating results.

        Impairment of Long-Lived Assets—Management reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable from future, undiscounted net cash flows expected to be generated by the asset group. If the asset group is not fully recoverable, an impairment loss would be recognized for the difference between the carrying value of the asset group and its estimated fair value based on discounted net future cash flows.

        Subsequent Events—The accompanying balance sheets are derived from the consolidated financial statements of Windstream, which issued its annual consolidated financial statements on February 24, 2015. Accordingly, management has evaluated transactions for consideration as recognized subsequent events in the accompanying financial statement through the date of February 24, 2015. In addition, management has evaluated transactions that occurred as of the issuance of the financial statements on March 12, 2015. for purposes of disclosure of unrecognized subsequent events. No additional disclosures are required other than those matters that are reflected within this financial statement.